Loans and Allowance for Credit Losses - Aging Analysis of Loans by Loan Category (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Loans		$ 1,437,527	$ 1,410,653
Loans, 90 Days Past Due and Accruing		0	0
Agricultural [Member]
Financing Receivable, Past Due [Line Items]
Loans		45,274	49,210
Loans, 90 Days Past Due and Accruing		0	0
Commercial and Industrial [Member]
Financing Receivable, Past Due [Line Items]
Loans		224,031	229,915
Loans, 90 Days Past Due and Accruing		0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans		32,811	36,541
Loans, 90 Days Past Due and Accruing		0	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans		804,213	786,921
Loans, 90 Days Past Due and Accruing		0	0
Construction Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans		18,751	20,936
Loans, 90 Days Past Due and Accruing		0	0
Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans		275,878	267,730
Loans, 90 Days Past Due and Accruing			0
Loans To Other Financial Institutions [Member]
Financing Receivable, Past Due [Line Items]
Loans		36,569	19,400
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	1,762	959
Financial Asset, 30 to 59 Days Past Due [Member] | Agricultural [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	61	0
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	46	31
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	148	173
Financial Asset, 30 to 59 Days Past Due [Member] | Construction Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	1,507	755
Financial Asset, 30 to 59 Days Past Due [Member] | Loans To Other Financial Institutions [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	361	551
Financial Asset, 60 to 89 Days Past Due [Member] | Agricultural [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	2
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Construction Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	361	549
Financial Asset, 60 to 89 Days Past Due [Member] | Loans To Other Financial Institutions [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	858	871
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Agricultural [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	1
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	3	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	356	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Construction Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	499	870
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Loans To Other Financial Institutions [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	2,981	2,381
Financial Asset, Past Due [Member] | Agricultural [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	61	1
Financial Asset, Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	49	33
Financial Asset, Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	504	173
Financial Asset, Past Due [Member] | Construction Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, Past Due [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	2,367	2,174
Financial Asset, Past Due [Member] | Loans To Other Financial Institutions [Member]
Financing Receivable, Past Due [Line Items]
Loans	[1]	0	0
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Loans		1,434,546	1,408,272
Financial Asset, Not Past Due [Member] | Agricultural [Member]
Financing Receivable, Past Due [Line Items]
Loans		45,274	49,210
Financial Asset, Not Past Due [Member] | Commercial and Industrial [Member]
Financing Receivable, Past Due [Line Items]
Loans		223,970	229,914
Financial Asset, Not Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans		32,762	36,508
Financial Asset, Not Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans		803,709	786,748
Financial Asset, Not Past Due [Member] | Construction Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Loans		18,751	20,936
Financial Asset, Not Past Due [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Past Due [Line Items]
Loans		273,511	265,556
Financial Asset, Not Past Due [Member] | Loans To Other Financial Institutions [Member]
Financing Receivable, Past Due [Line Items]
Loans		$ 36,569	$ 19,400

[1]	Includes nonaccrual loans.